UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21217
Eaton Vance Insured California Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund II                                                  as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.1%

Principal Amount (000’s omitted)	Security	Value
General Obligations — 4.3%
$900	California, 5.25%, 4/1/30	$948,645
1,465	California, 5.50%, 11/1/33	1,606,285
		$2,554,930
Hospital — 15.8%
$1,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,924,684
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,052,396
1,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,041,440
1,400	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,454,712
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	2,014,513
		$9,487,745
Insured-Electric Utilities — 8.0%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,541,390
1,650	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.37%, 7/1/29 (1)(2)	1,835,707
1,370	Sacramento Municipal Electric Utility District, (FSA), 5.00%, 8/15/28 (3)(4)	1,427,284
		$4,804,381
Insured-Escrowed/Prerefunded — 6.2%
$740	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, Prerefunded to 7/1/11, (AMBAC), 5.00%, 7/1/31	$784,785
2,765	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, Prerefunded to 7/1/11, (AMBAC), 5.125%, 7/1/36	2,946,633
		$3,731,418
Insured-General Obligations — 50.0%
$1,250	California, (AMBAC), 5.00%, 4/1/27	$1,311,062
1,245	California, (XLCA), 5.00%, 10/1/28 (3)(4)	1,298,933
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	3,176,883
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,819,700
6,675	Coast Community College District, (FSA), 0.00%, 8/1/35	1,524,970
2,000	Laguna Salada Union School District, (FGIC), 0.00%, 8/1/22	1,027,240
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,436,080
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	2,033,595
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,055,060

$1,100	Oakland, Unified School District, Alamedia County, (Election of 2006), (FSA), 4.375%, 8/1/28	$1,090,848
2,205	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (3)(4)	2,589,449
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,303,424
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,826,563
1,620	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,603,557
1,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	1,057,150
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,637,728
2,600	Union Elementary School District, (FGIC), 0.00%, 9/1/23	1,270,828
		$30,063,070
Insured-Lease Revenue / Certificates of Participation — 20.0%
$4,000	Anaheim Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	$4,060,440
4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27 (5)	4,469,725
2,250	Orange County Water District, Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,358,270
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,118,656
		$12,007,091
Insured-Other Revenue — 1.3%
$750	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$792,443
		$792,443
Insured-Public Education — 13.7%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,214,760
3,790	University of California, (FGIC), 5.125%, 9/1/31	4,034,379
		$8,249,139
Insured-Special Assessment Revenue — 22.3%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,636,200
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,636,200
1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	1,804,618
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,108,960
4,000	San Jose Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32 (3)(4)	4,236,896
		$13,422,874
Insured-Special Tax Revenue — 4.9%
$260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	$271,167
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,032,753

$1,695	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	$1,635,014
		$2,938,934
Insured-Transportation — 4.6%
$6,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	$2,787,727
		$2,787,727
Insured-Utilities — 3.0%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,818,075
		$1,818,075
Insured-Water Revenue — 8.7%
$2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32 (3)(4)	$2,632,765
1,500	Los Angeles Department of Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	1,191,480
1,475	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	1,430,101
		$5,254,346
Water Revenue — 4.3%
$2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	$2,558,175
		$2,558,175
Total Tax-Exempt Investments — 167.1% (identified cost $95,088,995)		$100,470,348
Other Assets, Less Liabilities — (10.9)%		$(6,582,813)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%		$(33,763,315)
Net Assets Applicable to Common Shares — 100.0%		$60,124,220

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 85.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 26.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,835,707 or 3.1% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	104 U.S. Treasury Bond	Short	$(11,872,698)	$(11,589,500)	$283,198

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,350,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $4,101, on December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,350,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $8,338, on December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$87,549,309
Gross unrealized appreciation	$5,389,656
Gross unrealized depreciation	(13,617)
Net unrealized appreciation	$5,376,039

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 27, 2007